CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues
Total net revenue	$ 336,085,434	¥ 2,192,957,458	¥ 3,088,049,995	¥ 3,540,600,044
Operating costs and expenses:
Origination and servicing	317,472,255	2,071,506,464	1,634,822,450	1,185,937,128
General and administrative	27,467,485	179,225,336	227,481,772	220,023,783
Sales and marketing	5,460,386	35,629,022	103,157,613	205,725,801
Provision for contingent guarantee liabilities	135,011	880,948	7,747,561	216,363,770
Provision for accounts receivable and contract assets	18,618,424	121,485,215	241,186,823	396,996,410
Provision for credit losses on deposits to institutional cooperators	1,581,321	10,318,117	0	0
Impairment loss on deposits to institutional cooperators	147,126,436	960,000,000	0	0
Reversal of credit losses for other financial assets	(149,431)	(975,040)
Total operating expenses	555,290,982	3,623,273,658	2,275,470,104	2,265,394,767
Income (Loss) from operations	(219,205,548)	(1,430,316,200)	812,579,891	1,275,205,277
Interest income (expenses), net	3,329,396	21,724,308	19,385,973	4,224,817
Foreign exchange gain	2,359,990	15,398,932	616,395	9,677
Investment loss			(12,538,280)
Change in fair value of financial guarantee derivative	(25,083,543)	(163,670,115)	(246,371,828)	(200,971,302)
Fair value adjustments related to Consolidated Trusts	(8,793,912)	(57,380,274)	64,162,533	12,358,626
Other income (loss), net	1,947,773	12,709,213	26,080,766	(5,904,176)
Income (Loss) before income taxes and gain (loss) from equity in affiliates	(245,445,844)	(1,601,534,136)	663,915,450	1,084,922,919
Income tax benefit (expense)	45,958,412	299,878,635	93,102,643	(209,921,188)
Gain (loss) from equity in affiliates, net of tax	(1,043,056)	(6,805,940)	17,457,899	8,055,105
Net income (loss)	(200,530,488)	(1,308,461,441)	774,475,992	883,056,836
Less: net gain (loss) attributable to non-controlling interests	6,304	41,134	199,863	(55,057)
Net income (loss) attributable to X Financial	(200,536,792)	(1,308,502,575)	774,276,129	883,111,893
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(7,056,204)	(46,041,729)	14,606,045	19,045,117
Comprehensive income (loss)	(207,586,692)	(1,354,503,170)	789,082,037	902,101,953
Less: comprehensive (income) loss attributable to non-controlling interests	6,304	41,134	199,863	(55,057)
Comprehensive income (loss) attributable to X Financial	$ (207,592,996)	¥ (1,354,544,304)	¥ 788,882,174	¥ 902,157,010
Net income (loss) per share-basic | (per share)	$ (0.62)	¥ (4.07)	¥ 2.47	¥ 3.08
Weighted average number of ordinary shares outstanding-basic | shares	321,236,089	321,236,089	313,757,887	286,588,402
Net income (loss) per share-diluted (In dollars per share) | (per share)	$ (0.62)	¥ (4.07)	¥ 2.42	¥ 2.91
Weighted average number of ordinary shares outstanding-diluted (In shares) | shares	321,236,089	321,236,089	319,747,392	303,984,284
Xiaoying Credit Loans And Revolving Loans
Operating costs and expenses:
Provision for credit losses on deposits to institutional cooperators	$ 34,821,460	¥ 227,210,026	¥ 37,643,244
Xiaoying Housing Loan
Net revenues
Total net revenue	26,507	172,960	1,063,849	¥ 24,972,178
Operating costs and expenses:
Provision for accounts receivable and contract assets	18,618,424	121,485,215	241,186,823	396,996,410
Provision for Loan and Lease Losses	2,757,635	17,993,570	23,430,641	40,347,875
Loan facilitation service | Direct Model
Net revenues
Total net revenue	194,104,640	1,266,532,773	1,986,003,343	2,957,571,967
Loan facilitation service | Direct Model | Xiaoying Housing Loan
Net revenues
Total net revenue			578,598	5,780,118
Loan facilitation service | Intermediary Model
Net revenues
Total net revenue	6,340,660	41,372,812	238,867,054	228,272,373
Loan facilitation service | Intermediary Model | Xiaoying Housing Loan
Net revenues
Total net revenue			88,225	1,247,846
Post-origination service
Net revenues
Total net revenue	31,240,127	203,841,829	330,695,212	131,243,431
Post-origination service | Xiaoying Housing Loan
Net revenues
Total net revenue			132,382	463,129
Financing income
Net revenues
Total net revenue	93,925,437	612,863,477	408,400,792	76,103,961
Financing income | Xiaoying Housing Loan
Net revenues
Total net revenue				8,290,828
Other revenue
Net revenues
Total net revenue	10,474,570	68,346,567	124,083,594	147,408,312
Other revenue | Xiaoying Housing Loan
Net revenues
Total net revenue	$ 26,507	¥ 172,960	¥ 264,644	¥ 9,190,257